Share capital	12 Months Ended
Dec. 31, 2024
Share capital
Share capital

29.Share capital

Movements in FFG ordinary shares, preferred shares and FFG Collateral Share (collectively “FFG Shares”)

	Number of shares	Nominal value of shares	Share premium
	(thousands)	(Euro thousands)	(Euro thousands)
Issued and paid:
As at January 1, 2021	289,165	289,165	70,161
Issuance of series B preferred shares of € 1.00 each	50,091	50,091	67,124
Issuance of class B non-voting ordinary shares of € 0.0001 each (Note 32)	32,130	3	—
As at December 31, 2021	371,386	339,259	137,285
Issuance of ordinary shares of € 1.00 each (Note 28)	18,569	18,569	6,454
Issuance of a FFG Collateral Share of € 0.0001 (Note 28)	*	*	*
	389,955	357,828	143,739
Conversion from FFG Shares to LGHL ordinary shares at 0.26926188	105,000	*	143,739
Exchange of LGHL ordinary shares as part of Reverse Recapitalization	(105,000)	(*)	(143,739)
As at Closing Date	—	—	—
*	Less than 1,000 shares or €1,000.

Ordinary shares carry the following rights: the right to vote in ordinary and extraordinary shareholders meetings; the right to a share in profits (if distributed) in proportion to the share of capital held; the right to repayment of capital in the event of liquidation; pre-emptive right: in the event of a capital increase, it establishes the right to obtain new shares in proportion to those held.

Each series B preferred share has the same voting rights as the ordinary share. The holder of series B preferred shares prior and in preference to any distribution of the Company to holders of ordinary shares upon the occurrence of a liquidation event. Moreover, series B preferred shares are convertible into ordinary shares at a conversation ratio of 1:1 according to Company’s bylaws. Pursuant to the Company’s Memorandum of Association, the Company does not hold an unavoidable obligation to i) deliver cash or other financial assets to series B preferred shareholders; ii) to exchange financial assets or financial liabilities with series B preferred shareholders that are unfavorable to the Company; and iii) to deliver a variable number of the Company’s own ordinary share. Hence, such contribution is recognized as equity in accordance with the relevant IFRS.

On December 14, 2022 the outstanding FFG ordinary shares and FFG series B preferred share were canceled in exchange for the right to receive 0.26926188 LGHL ordinary shares for each FFG Share. The outstanding FFG Collateral Share was canceled in exchange for the right to receive one LGHL convertible preference share.

Movements in LGHL ordinary shares and convertible preference share (collectively “LGHL Shares”):

	Number of shares	Nominal value of shares	Share premium
	(thousands)	(Euro thousands)	(Euro thousands)
Issued and paid:
As at Closing Date	—	—	143,739
Issuance of LGHL shares as part of Reverse Recapitalization
- Exchange of ordinary shares	105,000	*	357,825
- Exchange of convertible preference share	*	*	*
- Merger with PCAC	10,644	*	99,204
- Ordinary shares of $0.000001 each to third party investors	15,327	*	142,733
As at December 31, 2022	130,971	*	743,501
Repurchase of ordinary shares	(5,000)	*	(25,023)
Issuance of ordinary shares of $0.000001 each	19,050	*	65,405
Cancellation of convertible preference share	(*)	*	*
As at December 31, 2024 and 2023	145,021	*	783,883
*	Less than 1,000 shares or €1,000.

As of December 31, 2024, the share capital amounted to €132, comprising 117,319,824 fully paid-up ordinary shares with a par value of $0.000001. Excluding the 27,701,628 treasury shares, there were 117,319,824 shares issued and outstanding as of December 31, 2024.

Ordinary share

LGHL ordinary shares have a par value of $0.000001 and are ranked equally with regard to the LGHL’s residual assets. Amounts received above the par value are recorded as share premium. Each holder of LGHL ordinary shares will be entitled to one vote per share. LGHL ordinary shares are listed on NYSE under the trading symbol “LANV”.

Convertible preference share

The convertible preference share of the Company has a par value $0.000001 per share, which is convertible into an aggregate number of up to 15,000,000 non-voting ordinary shares with a par value of $0.000001 each and/or ordinary shares at the election of Meritz upon the occurrence of certain events. On December 14, 2023, Meritz sold and surrendered, and the Company repurchased from Meritz and cancelled such one convertible preference share.